LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
Revenue	€ 106,074	€ 102,001
Cost of revenue	(47,744)	(47,956)
Gross Profit	58,330	54,045
Salaries and subcontractors	(25,961)	(22,984)
Share based compensation	(1,386)	(809)
Total employee costs	(27,347)	(23,793)
Depreciation and amortization	(19,425)	(16,894)
IT and hosting	(5,743)	(4,945)
Professional fees	(4,565)	(5,979)
Corporate costs	(756)	(558)
Sales and marketing	(980)	(1,807)
Bad debt expense	(461)	(438)
Travel and entertainment	(1,532)	(1,065)
Transaction and acquisition costs	(484)	(162)
Other operational costs	(2,198)	(2,154)
Selling, General and Administrative Expenses	(63,491)	(57,795)
Loss on remeasurement of derivative liability		(94)
Gain on settlement of convertible debt		169
(Loss) Gain on remeasurement of deferred consideration	(157)	132
Operating Loss	(5,318)	(3,543)
Interest income	32
Accretion on liabilities	(168)	(1,726)
Foreign exchange gain (loss)	71	(405)
Interest and financing fees	(1,007)	(1,026)
Net Interest Expense and Other Financing Charges	(1,072)	(3,157)
Loss Before Income Taxes	€ (6,390)	€ (6,700)